Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Components of Tax Expense Income
The income tax expense recognized in the statement of income is as follows:

($ in millions)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019	Year ended Dec. 31, 2018
Current income tax	(83.4)	(80.5)	(80.1)
Deferred income tax benefits	19.1	25.8	27.7

Total tax expense	(64.3)	(54.8)	(52.4)

Summary of expected tax expenses
The reasons for differences between expected tax expenses in the Group are as follows:

($ in millions)	Year ended Dec. 31, 2020	Year ended Dec. 31, 2019	Year ended Dec. 31, 2018
Consolidated net income/loss	(289.4)	7.6	(23.7)
Income taxes	(64.3)	(54.8)	(52.4)

Income (loss) before income taxes	(225.1)	62.3	28.7

Statutory tax rate	25.0%	19.0%	19.0%

Expected tax expense	56.3	(11.8)	(5.5)

Difference between expected and foreign income tax rates	0.4	(8.5)	(8.8)
Difference due to change of statutory tax rate	1.2	2.7	(0.6)
Impairment loss on Goodwill	(71.1)	—	—
Deferred tax not recognized	(34.0)	(24.9)	(24.7)
Permanent differences	(19.2)	(13.2)	(14.7)
Prior-year effects	2.8	1.9	2.1
Other	(0.7)	(1.0)	(0.2)

Income tax expense	(64.3)	(54.8)	(52.4)